SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Income Tax Disclosure [Abstract]
PRC Statutory income tax rate		25.00%	25.00%	25.00%	25.00%
PRC Statutory income tax rate, Amount			¥ (34,108)
Effect on tax rates in different tax jurisdiction		(6.00%)	(6.00%)	(9.00%)	(6.00%)
Effect on tax rates in different tax jurisdiction, Amount			¥ 8,813
The effect of change in the tax rate of subsidiaries		(3.00%)	(3.00%)	(7.00%)	(1.00%)
The effect of change in the tax rate of subsidiaries, Amount			¥ 3,682
Non-deductible expenses		(2.00%)	(2.00%)	(3.00%)	(1.00%)
Non-deductible expenses, Amount			¥ 3,092
Additional deduction for research and development expenditures		3.00%	3.00%	4.00%	5.00%
Additional deduction for research and development expenditures, Amount			¥ (3,500)
Share-based compensation		0.00%	0.00%	0.00%	0.00%
Share-based compensation, Amount			¥ 43
Non-taxable income		0.00%	0.00%	1.00%	1.00%
Non-taxable income, Amount			¥ (44)
Permanent book-tax differences		0.00%	0.00%	0.00%	(4.00%)
Permanent book-tax differences, Amount			¥ (163)
Change in valuation allowance ()	[1]	(17.00%)	(17.00%)	(13.00%)	(24.00%)
Change in valuation allowance, Amount	[1]		¥ 22,647
Effective tax rates		0.00%	0.00%	(2.00%)	(5.00%)
Effective tax rates, Amount		$ 66	¥ 462	¥ 2,009	¥ 7,851
Deferred tax assets
Net accumulated losses-carry forward			133,192	133,140
Allowance for credit losses			34,959	20,717
Gain or loss from changes in fair values			7,513	7,849
Inventory write-downs			441	1,441
Others			1,108	2,936
Less: valuation allowance			(176,429)	(162,019)	¥ (173,529)	¥ (140,189)
Total deferred tax assets			784	4,064
Deferred tax liabilities
Others			784	4,064
Total deferred tax liabilities			¥ 784	¥ 4,064

[1]	Included the impact of the valuation allowance decrease due to disposal of subsidiaries and tax losses forfeiture in 2025.